Acquisitions	12 Months Ended
Dec. 31, 2022
Asset Acquisitions [Abstract]
Acquisitions
6.
Acquisitions

On September 9, 2021, the Group acquired 100% of the issued share capital of Comet Therapeutics Inc., a pharmaceutical company based in the United States of America. This transaction has been accounted for as an asset acquisition as the optional concentration test under IFRS 3 has been met.

The purchase consideration was paid in equity and in cash at the acquisition date. Equity consideration represents the number of ordinary shares of the Company rounded down to the nearest whole number, equal to the quotient of USD 1,500 thousand divided by the Company’s weighted average of the closing sale prices for the thirty full consecutive trading days ending on and including the second business day prior to the acquisition (Note 19.1). Cash consideration paid was USD 500 thousand. The Company has measured the group of assets and liabilities acquired based on their fair value at the date of the transaction allocating the purchase consideration of the group of assets and liabilities to the individual identifiable assets and liabilities acquired on the basis of their relative fair value at the date of purchase.

Details of the purchase consideration and the net identifiable assets acquired are as follows:

As of
September 9, 2021
In thousands of USD
Product intangibles: not available for use	2,788
Cash and cash equivalents	266
Other liabilities	(142)
Net identifiable assets	2,912

Total consideration paid for asset acquisitions	As of
In thousands of USD	September 9, 2021
Fair value of common shares issued	1,448
Transaction costs	964
Cash	500
Contingent consideration (Note 20)	—
Total consideration	2,912

Cash flows from asset acquisitions

As of
In thousands of USD	September 9, 2021
Cash consideration paid	1,463
Cash in acquired company	(266)
Total consideration	1,197

Acquisition-related costs of USD 964 thousand that were directly attributable to the acquisition have been capitalized and included as cash consideration paid in the table above.

There were no acquisitions in the years ending as of December 31, 2022 and 2020.